Fixed Assets, Net - Schedule of Fixed Assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Fixed Assets [Line Items]
Total cost of fixed assets	$ 24,176,852	$ 24,200,969
Less: accumulated depreciation	(5,556,887)	(4,356,573)
Fixed assets, net	18,619,965	19,844,396
Software [Member]
Schedule of Fixed Assets [Line Items]
Total cost of fixed assets	23,850,000	23,850,000
Leasehold improvement [Member]
Schedule of Fixed Assets [Line Items]
Total cost of fixed assets	38,255	38,522
Office and equipment [Member]
Schedule of Fixed Assets [Line Items]
Total cost of fixed assets	$ 288,597	$ 312,447